4 SEGMENTED INFORMATION: Schedule of geographically segmented revenue (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of geographically segmented revenue

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

United States	$ 9,588,256	$ 10,915,948	$ 9,134,602
Ireland	1,387,842	838,422	855,846
International	1,175,188	1,124,649	1,233,279
Total	$ 12,151,286	$ 12,879,019	$ 11,223,727